Other long-term investment	12 Months Ended
Dec. 31, 2012
Other long-term investment [Abstract]
Other long-term investment

6. Other long-term investment

As of December 31, 2011 and 2012, the other long-term investment accounted for at cost consisted of the following:

Investee	Initial Cost	Ownership	December 31, 2011	December 31, 2012
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

For the years ended December 31, 2010, 2011 and 2012 the Group recognized no investment profit or loss. As of December 31, 2011 and 2012, management noted no indicators of impairment related to this investment.